Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

8.  Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2012	2011

Trade creditors	$67.3	$57.7
Other creditors and accruals	25.3	48.7

Total accounts payable and accrued liabilities	$92.6	$106.4